Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income (loss)	$ (233)	$ (5,450)	$ (105,452)	$ (26,026)	$ (6,721)	$ (15,703)	$ (6,289)	$ 20,043
Deferred income taxes						(8,376)
Accrued expenses and other current liabilities			(7,875)	3,434		17,848
Other assets and liabilities			273	(449)		(5,751)
Net cash provided by operating activities			2,629	26,305		20,439
Acquisition of businesses, net of cash acquired				(16,656)		(44,680)
Net cash used in investing activities			(1,834,651)	(28,407)		(57,985)
Net effect of exchange rate fluctuations on cash and cash equivalents			$ (123)	$ 3,332		(7,877)
Prior Presentation [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income (loss)						(2,778)
Deferred income taxes						(20,565)
Accrued expenses and other current liabilities						17,481
Other assets and liabilities						(4,516)
Net cash provided by operating activities						22,043
Acquisition of businesses, net of cash acquired						(46,280)
Net cash used in investing activities						(59,585)
Net effect of exchange rate fluctuations on cash and cash equivalents						(7,881)
Restatement Adjustment [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income (loss)						(12,925)
Deferred income taxes						12,189
Accrued expenses and other current liabilities						367
Other assets and liabilities						(1,235)
Net cash provided by operating activities						(1,604)
Acquisition of businesses, net of cash acquired						1,600
Net cash used in investing activities						1,600
Net effect of exchange rate fluctuations on cash and cash equivalents						$ 4